Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 65,822,739	$ 53,463,785	$ 41,270,484
Cost of revenues		50,061,941	42,892,958	32,388,301
Gross profit		15,760,798	10,570,827	8,882,183
Operating expenses:
Selling and marketing expenses		525,292	394,294	475,940
General and administrative expenses		3,377,118	2,089,783	1,147,744
Total operating expenses		3,902,410	2,484,077	1,623,684
Income from operations		11,858,388	8,086,750	7,258,499
Other income (expenses):
Interest income		11,760	194	120
Other income, net		282,300	331,903	71,673
Interest expense		(6,454)	(501)
Total other income		287,606	331,596	71,793
Income before income tax expenses		12,145,994	8,418,346	7,330,292
Income tax expenses		334,380	1,941,574	1,763,118
Net income		$ 11,811,614	$ 6,476,772	$ 5,567,174
Weighted average shares outstanding
Weighted average shares outstanding, Basic (in Shares)	[1]	52,396,986	52,000,000	52,000,000
Weighted average shares outstanding, Diluted (in Shares)	[1]	52,396,986	52,000,000	52,000,000
Earnings per share
Earnings per share, Basic (in Dollars per share)	[1]	$ 0.2254	$ 0.1246	$ 0.1071
Earnings per share, Diluted (in Dollars per share)	[1]	$ 0.2254	$ 0.1246	$ 0.1071
Other comprehensive income (loss):
Net income		$ 11,811,614	$ 6,476,772	$ 5,567,174
Other comprehensive income (loss):
Foreign currency translation adjustment		(567,842)	(783,940)	69,525
Total comprehensive income		$ 11,243,772	$ 5,692,832	$ 5,636,699

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).